Fiscal Year-End Change	11 Months Ended
Feb. 02, 2013
Fiscal Year-End Change [Abstract]
Fiscal Year-End Change
Fiscal Year-end Change

On November 2, 2011, our Board of Directors approved a change to our fiscal year-end from the Saturday nearest the end of February to the Saturday nearest the end of January. As a result of this change, our fiscal year 2013 is an 11-month transition period beginning March 4, 2012 through February 2, 2013. In the first quarter of fiscal 2013 (11-month), we also began consolidating the results of our Europe, China and Mexico operations on a one-month lag, compared to a two-month lag in fiscal years 2012 and 2011, to continue to align our fiscal reporting periods with statutory filing requirements.

The following table shows the fiscal months included within our financial statements and footnotes for fiscal 2013 (11-month), as well as the fiscal months included within our financial statements and footnotes for fiscal 2012 and 2011:

New Fiscal Calendar(1)	Previous Fiscal Calendar(1)
2013 (11-Month)	2012	2011
March 2012 - January 2013	March 2011 - February 2012	March 2010 - February 2011

(1)	For entities reported on a lag, the fiscal months included in fiscal 2013 (11-month) were February through December, and in fiscal 2012 and 2011 were January through December.

January Results for Entities Reported on a Lag

As a result of the 11-month transition period in fiscal 2013, the month of January 2012 was not captured in our consolidated fiscal 2013 (11-month) results for those entities reported on a one-month lag. The following is selected financial data for the one month ended January 31, 2012, and the comparable prior year period, for entities reported on a lag ($ in millions):

	One Month Ended
	January 31, 2012	January 31, 2011
	(unaudited)	(unaudited)
Revenue	$189	$249
Gross profit	16	24
Operating loss	(14)	(1)
Net loss from continuing operations	(13)	—
Loss from discontinued operations, net of tax	(12)	(28)
Net loss including noncontrolling interests	(25)	(28)
Net loss attributable to Best Buy Co., Inc. shareholders(2)	(14)	(33)

(1)
The net loss attributable to Best Buy Co., Inc. shareholders for the one month ended January 31, 2012 represents the adjustment to Retained earnings within the Consolidated Statements of Changes in Shareholders' Equity as a result of the exclusion of January results for entities reported on a lag.

In addition, the Consolidated Statements of Cash Flows includes a net reconciling adjustment for the cash flows as a result of the exclusion of January 2012 in fiscal 2013 (11-month) described above. The total adjustment was $74 million, primarily due to $50 million of cash used in financing activities and $18 million of cash used in investing activities. The total adjustment for January 2011 in fiscal 2012 (11-month recast) results was $5 million. The adjustments for both periods included the effect of exchange rate changes on our cash balances.